Share-based Compensation - Summary of Grants Awarded (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	9,354,000
Exercised	(6,141,302)
Canceled	(2,275,990)
Outstanding	936,708
Exercible | $	$ 27.2
Grants on January 23, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	4,860,000
Exercised	(3,732,000)
Canceled	(1,009,100)
Outstanding	118,900
Exercible | $	$ 11.5
Grants on March 20, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	4,494,000
Exercised	(2,409,302)
Canceled	(1,266,890)
Outstanding	817,808
Exercible | $	$ 15.7